Schedule of Investments (unaudited)	iShares® MSCI Thailand ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.1%
JWD Infologistics PCL, NVDR(a)	653,100	$267,531
Automobile Components — 0.3%
Sri Trang Agro-Industry PCL, NVDR	1,807,245	786,416
Banks — 5.3%
Kasikornbank PCL, NVDR	1,070,700	3,895,645
Kiatnakin Phatra Bank PCL, NVDR	381,673	518,514
Krung Thai Bank PCL, NVDR	6,316,400	3,269,566
SCB X PCL, NVS	1,521,600	4,294,554
Thanachart Capital PCL, NVDR	474,500	647,405
TMBThanachart Bank PCL, NVDR(a)	43,897,900	1,921,866
		14,547,550
Beverages — 1.1%
Carabao Group PCL, NVDR	633,100	1,468,880
Osotspa PCL, NVDR(a)	2,444,600	1,589,082
		3,057,962
Broadline Retail — 1.3%
Central Retail Corp. PCL, NVDR(a)	3,270,634	3,512,055
Building Products — 0.1%
Dynasty Ceramic PCL, NVDR(a)	7,538,640	336,456
Capital Markets — 0.4%
Bangkok Commercial Asset Management PCL, NVDR	3,202,600	751,973
Beyond Securities PC, NVDR(a)(b)	3,205,100	421,416
		1,173,389
Chemicals — 2.7%
Eastern Polymer Group PCL, NVDR	1,508,900	304,661
Indorama Ventures PCL, NVDR	3,045,610	2,121,509
PTT Global Chemical PCL, NVDR	4,075,007	4,469,269
TOA Paint Thailand PCL, NVDR	1,101,400	664,649
		7,560,088
Construction & Engineering — 0.8%
CH Karnchang PCL, NVDR(a)	1,994,500	1,186,189
PSG Corp. PCL, NVS(a)(b)	23,684,100	444,973
Sino-Thai Engineering & Construction PCL, NVDR(a)	1,948,728	496,224
		2,127,386
Construction Materials — 4.7%
Siam Cement PCL (The), NVDR	1,409,600	11,504,445
Siam City Cement PCL, NVDR	161,100	602,221
Tipco Asphalt PCL, NVDR	1,153,500	541,049
TPI Polene PCL, NVDR	10,242,900	401,578
		13,049,293
Consumer Finance — 3.3%
AEON Thana Sinsap Thailand PCL, NVDR(a)	157,800	711,243
JMT Network Services PCL, NVDR(a)	1,191,600	881,464
Krungthai Card PCL, NVDR	1,864,700	2,479,142
Muangthai Capital PCL, NVDR	1,341,900	1,669,702
Ngern Tid Lor PCL, NVDR(a)	2,286,800	1,488,799
Ratchthani Leasing PCL, NVDR	3,573,927	276,577
Srisawad Corp. PCL, NVDR	1,241,760	1,562,579
		9,069,506
Consumer Staples Distribution & Retail — 7.2%
Berli Jucker PCL, NVDR(a)	1,812,400	1,352,842
CP ALL PCL, NVDR	10,551,900	15,601,498
CP Axtra PCL(a)	3,825,500	2,936,896
		19,891,236
Containers & Packaging — 0.9%
SCG Packaging PCL, NVDR	2,328,500	2,555,589

Security	Shares	Value
Diversified Consumer Services — 0.1%
SISB PCL(a)	429,000	$383,891
Diversified Telecommunication Services — 1.4%
Jasmine International PCL, NVDR(a)(b)	7,043,568	465,135
Thaicom PCL, NVDR(a)	988,100	346,254
True Corp. PCL	18,739,048	2,989,684
		3,801,073
Electronic Equipment, Instruments & Components — 6.3%
Delta Electronics Thailand PCL, NVDR(a)	5,635,600	12,478,222
Ditto Thailand PCL, NVDR(a)	293,560	210,788
Forth Corp. PCL, NVDR(a)	434,100	249,656
Hana Microelectronics PCL, NVDR	1,019,200	1,298,077
Jay Mart PCL, NVDR(a)	1,177,800	593,280
KCE Electronics PCL, NVDR	1,496,200	2,234,856
Nex Point Parts PCL, NVDR(a)(b)	1,465,900	433,940
		17,498,819
Entertainment — 0.3%
Major Cineplex Group PCL, NVDR(a)	1,048,500	453,189
RS PCL, NVDR(a)	982,320	377,176
		830,365
Food Products — 3.7%
Betagro PCL, NVS(a)	1,220,600	825,048
Charoen Pokphand Foods PCL, NVDR(a)	7,004,900	3,958,933
GFPT PCL, NVDR(a)	781,200	240,019
Ichitan Group PCL, NVDR	1,190,100	483,570
I-TAIL Corp. PCL, NVS	1,351,500	803,541
Khon Kaen Sugar Industry PCL, NVDR(a)	4,295,678	324,904
R&B Food Supply PCL, NVDR(a)	919,300	344,514
Sappe PCL(a)	197,100	413,478
Srinanaporn Marketing PCL, NVDR(a)	860,800	401,718
Thai Union Group PCL, NVDR	5,149,600	2,150,879
Thai Vegetable Oil PCL, NVDR(a)	721,688	432,879
		10,379,483
Ground Transportation — 1.1%
BTS Group Holdings PCL, NVDR(a)	14,283,300	2,948,049
Health Care Equipment & Supplies — 0.1%
Sri Trang Gloves Thailand PCL, NVDR(a)	1,808,100	313,842
Health Care Providers & Services — 9.2%
Bangkok Chain Hospital PCL, NVDR	2,255,525	1,373,227
Bangkok Dusit Medical Services PCL, NVDR	20,103,500	15,012,376
Bumrungrad Hospital PCL, NVDR	1,077,476	6,829,609
Chularat Hospital PCL, NVDR	8,917,700	714,029
Ramkhamhaeng Hospital PCL, NVDR	541,600	511,924
Thonburi Healthcare Group PCL, NVDR(a)	615,300	1,075,715
		25,516,880
Hotels, Restaurants & Leisure — 3.1%
Asset World Corp. PCL, NVDR(a)	14,470,400	1,523,781
Central Plaza Hotel PCL, NVDR(a)(b)	858,400	1,031,292
Erawan Group PCL (The), NVDR(b)	4,530,800	676,579
Minor International PCL, NVDR(a)	6,068,710	4,705,949
MK Restaurants Group PCL, NVDR(a)	498,100	562,895
		8,500,496
Independent Power and Renewable Electricity Producers — 7.2%
B Grimm Power PCL, NVDR(a)	1,650,700	1,185,724
Banpu Power PCL, NVDR	1,110,300	461,102
BCPG PCL, NVDR(a)	2,124,350	537,900
CK Power PCL, NVDR	3,664,660	327,498
Electricity Generating PCL, NVDR(a)	428,500	1,572,367
Energy Absolute PCL, NVDR(a)	3,034,100	3,842,821

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Global Power Synergy PCL, NVDR	1,274,900	$1,650,814
Gulf Energy Development PCL, NVDR	5,301,500	6,935,294
Gunkul Engineering PCL, NVDR	7,236,522	535,422
Ratch Group PCL, NVDR(a)	1,966,700	1,817,775
SPCG PCL, NVDR	852,400	295,772
Super Energy Corp. PCL, NVDR(b)	27,560,350	344,725
TPI Polene Power PCL, NVDR(a)	4,543,900	428,846
		19,936,060
Insurance — 0.5%
Bangkok Life Assurance PCL, NVDR	1,076,700	604,053
Dhipaya Group Holdings PCL, NVDR(a)	541,400	455,008
TQM Corp. PCL, NVDR(a)	387,600	305,761
		1,364,822
Marine Transportation — 0.3%
Precious Shipping PCL, NVDR(a)	1,556,200	373,361
Regional Container Lines PCL, NVDR(a)	672,400	370,826
		744,187
Media — 0.5%
BEC World PCL, NVDR(a)	1,442,500	215,408
Plan B Media PCL, NVDR	3,470,860	824,657
VGI PCL, NVDR(a)	7,156,150	405,261
		1,445,326
Oil, Gas & Consumable Fuels — 14.4%
Bangchak Corp. PCL, NVDR	1,867,200	2,307,122
Banpu PCL, NVDR	14,742,900	3,124,636
Esso Thailand PCL, NVDR(a)	1,260,800	301,065
IRPC PCL, NVDR(a)	18,555,900	1,043,998
Prima Marine PCL, NVDR(a)	1,803,100	261,713
PTT Exploration & Production PCL, NVDR	2,511,084	10,779,317
PTT Public Company Ltd., NVDR	18,066,000	17,846,414
Siamgas & Petrochemicals PCL, NVDR	991,700	242,389
Star Petroleum Refining PCL, NVDR(a)	3,127,300	727,505
Thai Oil PCL, NVDR	2,221,100	3,246,243
		39,880,402
Passenger Airlines — 0.4%
Asia Aviation PCL, NVDR(a)(b)	8,940,647	485,592
Bangkok Airways PCL, NVDR	1,325,300	535,584
		1,021,176
Pharmaceuticals — 0.3%
Mega Lifesciences PCL, NVDR	628,500	709,973
Real Estate Management & Development — 7.2%
Amata Corp. PCL, NVDR	1,447,300	1,029,177
AP Thailand PCL, NVDR(a)	3,984,886	1,224,170
Bangkok Land PCL, NVDR(b)	20,363,600	405,217
Central Pattana PCL, NVDR	3,650,100	7,037,112
Land & Houses PCL, NVDR	15,121,600	3,311,389
MBK PCL, NVDR	1,597,100	695,365
Origin Property PCL, NVDR(a)	1,353,600	337,009
Pruksa Holding PCL, NVDR(a)	998,200	346,428
Quality Houses PCL, NVDR	13,509,332	829,590
Sansiri PCL, NVDR(a)	23,889,037	1,135,577
SC Asset Corp. PCL, NVDR(a)	2,767,704	242,604
Supalai PCL, NVDR	2,299,300	1,151,376
WHA Corp. PCL, NVDR	14,864,840	2,116,260
		19,861,274

Security	Shares	Value
Specialty Retail — 3.4%
Aurora Design PCL, NVDR(a)	738,000	$302,507
Com7 PCL, NVDR(a)	1,953,800	1,272,906
Dohome PCL, NVDR(a)	1,961,341	686,282
Home Product Center PCL, NVDR	10,697,973	3,589,217
PTG Energy PCL, NVDR	1,816,400	433,801
PTT Oil & Retail Business PCL, NVDR	5,423,500	3,069,425
		9,354,138
Transportation Infrastructure — 6.0%
Airports of Thailand PCL, NVDR(a)(b)	7,744,900	13,099,109
Bangkok Aviation Fuel Services PCL, NVDR(a)	469,400	325,654
Bangkok Expressway & Metro PCL, NVDR	13,816,153	3,063,085
		16,487,848
Water Utilities — 0.3%
TTW PCL, NVDR(a)	2,517,466	633,466
WHA Utilities and Power PCL, NVDR(a)	2,044,300	235,942
		869,408
Wireless Telecommunication Services — 5.9%
Advanced Info Service PCL, NVDR	2,076,319	12,879,122
Intouch Holdings PCL, NVDR	1,739,000	3,452,461
		16,331,583
Total Common Stocks — 99.9%
(Cost: $390,428,423)		276,113,552

Rights
IT Services — 0.0%
SCC Rates (Expires 12/11/23, Strike Price THB 11.50)	175,329	—
Total Rights — 0.0%
(Cost: $—)		—
Total Long-Term Investments — 99.9%
(Cost: $390,428,423)		276,113,552

Short-Term Securities
Money Market Funds — 10.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(c)(d)(e)	29,284,444	29,299,086
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(c)(d)	580,000	580,000
Total Short-Term Securities — 10.8%
(Cost: $29,869,646)		29,879,086
Total Investments — 110.7%
(Cost: $420,298,069)		305,992,638
Liabilities in Excess of Other Assets — (10.7)%		(29,460,747)
Net Assets — 100.0%		$276,531,891

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$17,594,784	$11,701,011	(a)	$—		$665	$2,626	$29,299,086	29,284,444	$518,405	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	900,000	—		(320,000	)(a)	—	—	580,000	580,000	8,122		—
						$665	$2,626	$29,879,086		$526,527		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	7	12/15/23	$345	$17,125

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$5,521,800	$270,591,752	$—	$276,113,552
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	29,879,086	—	—	29,879,086
	$35,400,886	$270,591,752	$—	$305,992,638

Schedule of Investments (unaudited) (continued)	iShares® MSCI Thailand ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$17,125	$—	$—	$17,125

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

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